Promissory Notes - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 04, 2017 CNY (¥)	Feb. 28, 2018	Feb. 28, 2018	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Aug. 04, 2017 USD ($)
Debt Instrument [Line Items]
Recognized interest expense				¥ 71,099	$ 10,213	¥ 51,901	¥ 5,556
Promissory Note
Debt Instrument [Line Items]
Debt instrument principle amount	¥ 168,180								$ 25,000
Annual interest rate	8.00%			10.00%				10.00%	8.00%
Debt instrument maturity term	2 years
Recognized interest expense				¥ 37,379		¥ 32,026
Promissory Note | Amendment of Convertible Notes | Huazhong
Debt Instrument [Line Items]
Annual interest rate		12.00%	12.00%
Debt instrument maturity term			22 months
Debt instrument extended maturity term			36 months
Warrant expiration period		2019-03
Promissory Note | Third Anniversary
Debt Instrument [Line Items]
Debt instrument principle amount				¥ 87,023				$ 12,500
Debt instrument, maturity date				Aug. 04, 2020	Aug. 04, 2020
Promissory Note | Fourth Anniversary
Debt Instrument [Line Items]
Debt instrument principle amount				¥ 87,022				$ 12,500
Debt instrument, maturity date				Aug. 04, 2021	Aug. 04, 2021